Financial Instruments - Disclosure of Outstanding Interest Rate Swap Agreements (Detail) - Interest rate swap [member] - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 4,032	$ 4,089
Fair Value Liability	(49)	(35)
2-3 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	4,559	3,669
Fair Value Liability	(112)	(17)
3-4 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	4,548	3,709
Fair Value Liability	(151)	(103)
4-5 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	617	875
Fair Value Liability	(18)	(34)
Later than 5 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	13,101	13,328
Fair Value Liability	(49)	(77)
Fair Value Asset	$ 1,143	$ 984